Description of Business and Summary of Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies [Text Block]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

As used in this report, the terms "Tesoro Logistics LP," "TLLP," the "Partnership," "we," "us," or "our" may refer to Tesoro Logistics LP, one or more of its consolidated subsidiaries or all of them taken as a whole. References in this report to "Tesoro" or our "Sponsor" refer collectively to Tesoro Corporation and any of its subsidiaries, other than Tesoro Logistics LP, its subsidiaries and its general partner.

Principles of Combination and Consolidation and Basis of Presentation

The financial statements presented herein contain the combined financial results of Tesoro Logistics LP Predecessor ("TLLP Predecessor"), our predecessor for accounting purposes, and the consolidated financial results of TLLP for the period beginning April 26, 2011, the date TLLP commenced operations. The TLLP Predecessor includes the financial results of the initial net assets contributed by Tesoro during the initial public offering through April 25, 2011.

On April 1, 2012, we entered into a transaction (the "Contribution") with Tesoro, Tesoro Refining and Marketing Company ("TRMC"), Tesoro Logistics GP, LLC ("TLGP"), and our subsidiary, Tesoro Logistics Operations LLC ("TLO"), pursuant to which TRMC contributed through TLGP and TLLP to TLO the Martinez Crude Oil Marine Terminal assets (the "Martinez Terminal"). This transaction is a transfer between entities under common control and is accounted for as if the transfer occurred at the beginning of the period presented, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. Accordingly, the accompanying financial statements and related notes of the TLLP Predecessor and TLLP have been retrospectively adjusted to include the historical results of the Martinez Terminal for all periods presented. We refer to the historical results of the TLLP Predecessor and the Martinez Terminal collectively as our Predecessors. Our Predecessors did not record revenue for intercompany trucking, terminalling, storage and short-haul pipeline transportation services. See Note C for additional information regarding subsequent events including further information regarding the Contribution.

Transfers of a business between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information. As an entity under common control with Tesoro, we record the assets that Tesoro contributes to us on our balance sheet at Tesoro's historical basis instead of fair value. Additionally, the accompanying financial statements and related notes present the combined financial position, results of operations, cash flows and equity of our Predecessors at historical cost. The financial statements of our Predecessors have been prepared from the separate records maintained by Tesoro and may not necessarily be indicative of the conditions that would have existed or the results of operations if our Predecessors had been operated as an unaffiliated entity. All intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through the filing of this Form 8-K.

Description of Business

TLLP is a Delaware limited partnership formed in December 2010 by Tesoro Corporation and its wholly owned subsidiary, TLGP, our general partner. On April 26, 2011, we completed our initial public offering (the "Offering") of 14,950,000 common units (including 1,950,000 common units issued pursuant to the exercise of the underwriters' over-allotment option on April 20, 2011), representing limited partner interests.

After completion of the Offering, the Partnership includes the assets, liabilities and results of operations of certain crude oil gathering and refined products terminalling, transportation and storage assets, previously operated and owned by Tesoro Alaska Company, TRMC and Tesoro High Plains Pipeline Company LLC.

We are a fee-based, growth-oriented Delaware limited partnership formed by Tesoro to own, operate, develop and acquire logistics assets. Our logistics assets are integral to the success of Tesoro's refining and marketing operations and are used to gather crude oil and to distribute, transport and store crude oil and refined products. Upon completion of the Contribution, our assets consist of a crude oil gathering system in the Bakken Shale/Williston Basin area of North Dakota and Montana, eight refined products terminals in the midwestern and western United States, one crude oil marine terminal in California, a crude oil and refined products storage facility and five related short-haul pipelines in Utah.

The Partnership generates revenue by charging fees for gathering, transporting and storing crude oil and for terminalling, transporting and storing crude oil and refined products. Since we do not own any of the crude oil or refined products that we handle nor engage in the trading of crude oil or refined products, we have minimal direct exposure to risks associated with commodity price fluctuations. However, these risks indirectly influence our activities and results of operations over the long term through their effects on our customers' operations. Currently, substantially all of our revenue is derived from Tesoro under various long-term, fee-based commercial agreements that generally include minimum volume commitments.

Summary of Significant Accounting Policies

Use of Estimates. We prepare our financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. We review our estimates on an ongoing basis using currently available information. Changes in facts and circumstances may result in revised estimates and actual results could differ from those estimates.

Cash and Cash Equivalents. Cash and cash equivalents include bank deposits and low-risk short-term investments with original maturities of three months or less at the time of purchase. Our cash investment policy disallows investments with sub-prime market exposure. Cash equivalents are stated at cost, which approximates market value. We place our cash deposits and temporary cash investments with high credit quality financial institutions. At times, our cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

Receivables. The majority of the accounts receivable are due from Tesoro. Credit for non-affiliated customers is extended based on an evaluation of each customer's financial condition and in certain circumstances, collateral, such as letters of credit or guarantees, is required. Our allowance for doubtful accounts is based on various factors including current sales amounts, historical charge-offs and specific accounts identified as high risk. Uncollectible accounts receivable are charged against the allowance for doubtful accounts when all reasonable efforts to collect the amounts due have been exhausted. No amounts were recorded for allowance for doubtful accounts as of December 31, 2011 and 2010.

Financial Instruments. The carrying value of our financial instruments, including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities approximates fair value because of the short maturities of these instruments. Additionally, our debt approximates fair value as our borrowings are under a revolving credit facility, which includes a variable interest rate.

Property, Plant and Equipment. Property, plant and equipment are stated at the lower of historical cost less accumulated depreciation or fair value, if impaired. We capitalize all construction-related direct labor and material costs, as well as indirect construction costs. Indirect construction costs include general engineering, taxes and the cost of funds used during construction. Costs, including complete asset replacements and enhancements or upgrades that increase the original efficiency, productivity or capacity of property, plant and equipment, are also capitalized. The costs of repairs, minor replacements and maintenance projects, which do not increase the original efficiency, productivity or capacity of property, plant and equipment, are expensed as incurred. We capitalize interest as part of the cost of major projects during the construction period. These costs are recorded as a reduction to interest and financing costs.

We compute depreciation of property, plant and equipment using the straight-line method, based on the estimated useful life (one to 30 years) and salvage value of each asset. When assets are placed into service, we make estimates with respect to their useful lives that we believe are reasonable. However, factors such as maintenance levels, economic conditions impacting the demand for these assets, and regulatory or environmental requirements could cause us to change our estimates, thus impacting the future calculation of depreciation. We depreciate leasehold improvements over the lesser of the lease term or the economic life of the asset.

Impairment of Long-Lived Assets. We review property, plant and equipment and other long-lived assets for impairment whenever events or changes in business circumstances indicate the net book values of the assets may not be recoverable. Impairment is indicated when the undiscounted cash flows estimated to be generated by those assets are less than the assets' net book value. If this occurs, an impairment loss is recognized for the difference between the fair value and net book value. Factors that indicate potential impairment include: a significant decrease in the market value of the asset, operating or cash flow losses associated with the use of the asset, and a significant change in the asset's physical condition or use. No impairments of long-lived assets were recorded during the periods included in these financial statements.

Asset Retirement Obligations. An asset retirement obligation ("ARO") is an estimated liability for the cost to retire a tangible asset. We record AROs at fair value in the period in which we have a legal obligation to incur this liability and can make a reasonable estimate of the fair value of the liability. Cost projections are based on engineering estimates, expected timing, probability of occurrence, experience gained from similar sites for which comparable projects have been completed and other closure costs using our credit-adjusted risk free rate.  These estimates will be re-evaluated and adjusted as necessary as more information becomes available. When the liability is initially recorded, the cost is capitalized by increasing the book value of the related long-lived tangible asset. The liability is accreted through operating expenses to its estimated settlement value and the related capitalized cost is depreciated over the asset’s useful life. Settlement dates are estimated by considering our past practice, industry practice, management’s intent and estimated economic lives.

Estimates of the fair value for certain AROs may not be made as settlement dates (or range of dates) associated with these assets are not estimable because we intend to operate and maintain our assets as long as supply and demand for petroleum products exists. AROs primarily include regulatory or contractual obligations for the expected future demolition or removal of assets and related hazardous materials, if applicable, located at our leased facilities including the demolition or removal of tanks, pipelines or other equipment.

Contingencies. In the ordinary course of business, we become party to lawsuits, administrative proceedings and governmental investigations, including environmental, regulatory and other matters. Large, and sometimes unspecified, damages or penalties may be sought from us in some matters for which the likelihood of loss may be possible but the amount of loss is not currently estimable. We did not have any outstanding lawsuits, administrative proceedings or governmental investigations as of December 31, 2011.

Revenue Recognition. The Partnership generates revenue by charging fees for gathering, transporting and storing crude oil and for terminalling, transporting and storing crude oil and refined products. Revenues are recognized as crude oil and refined products are shipped through, delivered by or stored in our pipelines, terminals and storage facility assets and transported by trucking operations, as applicable. All revenues are based on regulated tariff rates or contractual rates. Effective April 26, 2011, the Partnership began recording fees for services rendered to affiliates with respect to trucking, terminalling, storage and short-haul pipeline transportation services.

Billings to affiliated customers for obligations under their quarterly minimum revenue commitments (shortfall payments) are recorded as deferred revenue if they have the right to receive future services for these billings. The balance of deferred revenue-affiliate as of December 31, 2011 represents advanced billings as there were no shortfall payments recorded. The revenue is recognized at the earlier of:

•	the customer receiving the future services provided by these billings;

•	the expiration of the period in which the customer is contractually allowed to receive the services (typically three months); or

•	the determination that future services will not be required.

The only historic revenues reflected in the financial statements of our Predecessors are amounts received from third-party use of our pipelines and terminals, and amounts received from Tesoro with respect to transportation regulated by the Federal Energy Regulatory Commission ("FERC") and the North Dakota Public Service Commission ("NDPSC") on our High Plains system. Our High Plains system includes our truck-based crude oil gathering operation and our common carrier pipeline and related storage assets. Tesoro was not charged fees by the Predecessors for services rendered with respect to any trucking, terminalling, storage or short-haul pipeline transportation services, as the respective assets were operated as a component of Tesoro's petroleum refining and marketing businesses.

Imbalances. We experience volume gains and losses, which we sometimes refer to as imbalances, within our pipelines, terminals and storage facilities due to pressure and temperature changes, evaporation and variances in meter readings and in other measurement methods. Under our High Plains Pipeline transportation services agreement, we retain 0.20% of the crude oil shipped on our High Plains Pipeline, and we bear any crude oil volume losses in excess of that amount. Under the provisions of our master terminalling services agreement, we retain 0.25% of the refined products we handle at our Anchorage, Boise, Burley, Stockton and Vancouver terminals for Tesoro, and we bear any refined product volume losses in excess of that amount. The value of any crude oil or refined product imbalance losses resulting from these contractual provisions is determined by reference to the monthly average market reference price for the applicable commodity, less a specified discount. Any imbalances under these provisions reduce our operating and maintenance expenses in the period in which they are realized to the extent they are within the loss allowance and increase our operating and maintenance expenses in such period to the extent they exceed the loss allowance. For all of our other terminals, and under our other commercial agreements with Tesoro, we have no obligation to measure volume losses and have no liability for physical losses.

Unit-based Compensation. Our general partner provides unit-based compensation to officers and non-employee directors for the Partnership, which includes service and performance phantom unit awards. The fair value of our service phantom unit awards on the date of grant is equal to the market price of our common units. We estimate the grant date fair value of performance phantom unit awards using a Monte Carlo simulation at the inception of the award. We amortize the fair value over the vesting period using the straight-line method. The phantom unit awards are settled in TLLP common units. Expenses related to unit-based compensation are included in general and administrative expenses.

Net Income per Limited Partner Unit. In addition to the common and subordinated units, we have identified the general partner interest and the incentive distribution rights ("IDRs") as participating securities and compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the partnership agreement. Net income per unit applicable to limited partners (including common and subordinated unitholders) is computed by dividing limited partners' interest in net income, after deducting the general partner's 2% interest and incentive distributions, by the weighted-average number of outstanding common and subordinated units.

Income Taxes. We are a limited partnership and are not subject to federal or state income taxes. Accordingly, our taxable income or loss is included in the federal and state income tax returns of our partners. Taxable income may vary substantially from income or loss reported for financial reporting purposes due to differences in the tax bases and financial reporting bases of assets and liabilities, and due to certain taxable income allocation requirements of the partnership agreement. We are unable to readily determine the net difference in the bases of our assets and liabilities for financial and tax reporting purposes because individual unitholders have different investment bases depending upon the timing and price of acquisition of their partnership units.

U.S. GAAP requires management to evaluate uncertain tax positions taken by the Partnership.  The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the Internal Revenue Service.  Management has analyzed the tax positions taken by the Partnership, and has concluded that there are no uncertain positions taken or expected to be taken. The Partnership is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

New Accounting Standards

Fair Value Measurements and Disclosures. The Financial Accounting Standards Board issued an Accounting Standards Update in May 2011 related to fair value measurements and disclosures to achieve common fair value measurements and additional consistency of disclosures between U.S. GAAP and International Financial Reporting Standards. This standard includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. Some of the changes include (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, and (3) quantitative information required for fair value measurements categorized within level 3 of the fair value hierarchy. In addition, this standard requires additional disclosure for level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. This standard is effective for interim and annual periods beginning after December 15, 2011. We do not believe the adoption of this standard will have a material impact on our combined consolidated financial statements.